Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Effective Tax Rate of the Company’s Provision (Benefit) for Income Taxes

The effective tax rate of the Company’s provision (benefit) for income taxes differs from the federal rate as follows:

	Year Ended December 31,
	2024	2023
US federal provision (benefit)
At statutory rate	21%	21%
Valuation allowance	(19)%	(23)%
Changes in stock-based compensation	(2)%	(1)%
Other	0%	3%
Effective tax rate	—	—

Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2024 and 2023 are as follows (in thousands):

	2024	2023
Gross deferred tax assets:
Net operating loss carryforwards	$17,148	$13,396
Research and development credit carryforward	2,701	2,703
Capitalized research and development	7,117	5,964
Accrued bonus	59	41
Stock-based compensation	1,392	999
Lease liabilities	158	56
Other	25	12
Total gross deferred tax assets	28,600	23,171
Less valuation allowance	(28,477)	(23,101)
Total net deferred tax assets	123	70

Deferred tax liabilities:
Property and equipment	(19)	(18)
Right-of-use assets	(104)	(52)
Total deferred tax liabilities	(123)	(70)

Net deferred tax assets	$—	$—

Schedule of Total Gross Unrecognized Tax Benefits

The following is a rollforward of the total gross unrecognized tax benefits for the years ended December 31, 2024 and 2023 (in thousands):

	Year Ended December 31,
	2024	2023
Beginning Balance	$1,234	$811
Gross Increases – Tax Position in Prior Periods	423	—
Gross Increases – Tax Position in Current Period	421	423
Ending Balance	$2,078	$1,234